GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:         GOODWILL AND OTHER INTANGIBLE ASSETS, NET

Changes in the carrying amount of goodwill:

	December 31,
	2017	2018

Balance as of beginning of the year	$35,145	$69,217
Goodwill acquired	34,072	13,183

Closing balance	$69,217	$82,400

The composition of intangible assets is as follows:

	December 31,
	2017	2018

Original amount:

Technology	$20,717	$26,141
Customer relationships	5,120	5,120
Other	664	664

	26,501	31,925

Less - accumulated amortization	10,837	17,193

Intangible assets, net	$15,664	$14,732

Amortization expense amounted to $4,523, $5,259 and $6,356 for the years ended December 31, 2016, 2017, and 2018, respectively.

The estimated future amortization expense of intangible assets as of December 31, 2018 is as follows:

2019	$5,590
2020	3,821
2021	2,740
2022	1,808
2023	390
Thereafter	383

$14,732